STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) $ in Millions	9 Months Ended
Dec. 31, 2020 USD ($)
UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Net issuance costs	$ 8.1